Summary of accounting policies	6 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Summary of accounting policies
1. Summary of accounting policies:
Description of business—
Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.
Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.
In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, derivatives, and currencies on a global basis, and provides investment banking services such as the underwriting of debt and equity securities as well as mergers and acquisitions and financial advice.
The accounting and financial reporting policies of Nomura conform to U. S. generally accepted accounting principles (“U. S.GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form
20-F
for the year ended March 31, 2020 as filed on June 30, 2020 as amended by certain new accounting pronouncements adopted by the Company during the six months ended September 30, 2020 and discussed further below.
Use of estimates—
While the
COVID-19
pandemic impacted some of the critical accounting estimates and underlying assumptions used in the consolidated financial statements during the year ended March 31, 2020, no significant further adverse changes in such estimates as a result of the
COVID-19
pandemic occurred during the six months ended September 30, 2020.
As a result of the share price of certain equity method investments being below their carrying value during the six months ended September 30, 2020, the Company evaluated those investments for impairment. However, considering the financial condition and performance of those investees as well as the period and extent to which the share price was below carrying value, the Company determined the impairment was not other-than-temporary and therefore no impairment losses were recognized through earnings during the period.
New accounting pronouncements recently adopted—
No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2020.
The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted during the three months ended June 30, 2020:

Pronouncement	Summary of new guidance	Adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-13, “ Measurement of Credit Losses on Financial Instruments ” (1)
•

Introduces a new model for recognition and measurement of credit losses against certain financial instruments such as loans, debt securities and receivables which are not carried at fair value with changes in fair value recognized through earnings. The model also applies to off balance sheet credit exposures such as written loan commitments, standby letters of credit and issued financial guarantees not accounted for as insurance, which are not carried at fair value through earnings.

•

 The new model based on lifetime current expected credit losses (CECL) measurement, to be recognized at the time an in-scope
instrument is originated, acquired or issued.

•    Replaces existing incurred credit losses model under

current GAAP.

•    Permits electing the fair value option for certain financial instruments on adoption date.

•    Requires enhanced qualitative and quantitative disclosures around credit risk, the methodology used to estimate and monitor expected credit losses and changes in estimates of expected credit losses.
Modified retrospective adoption from April 1, 2020.
For financial instruments subject to CECL, ¥1,972 million increase in
Allowance for doubtful accounts
, ¥638 million increase in
Other liabilities
, ¥72 million increase of
Deferred tax assets
and cumulative effect adjustment to decrease
Retained earnings
, net of tax, of ¥2,538 million as of April 1, 2020.

For financial instruments elected for the FVO, ¥9,774 million decrease in
Loans receivable
, ¥5,888 million increase in
Other liabilities
and cumulative effect adjustment to decrease
Retained earnings
, net of tax, of ¥15,662 million as of April 1, 2020.

Allowances for credit losses as determined on adoption date under the new model increased as a result of the
COVID-19
pandemic because of the increased credit risk caused by the impact of the pandemic on borrowers. Fair value measurements used on adoption date were also lower because of increased credit risk and impact on financial markets caused by the pandemic.

ASU 2019-12, “ Simplifying the Accounting for Income Taxes ”
•

 Simplifies the accounting for income taxes by removing certain exceptions to the general principles in ASC 740
”Income Taxes”
, such as the exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment and the exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary.

•

Requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income
–based tax.

•

Makes other minor amendments for simplification and clarification of income taxes accounting.

	Modified retrospective adoption from April 1, 2020.	No material impact on adoption and no material impact expected in future reporting periods.
ASU 2017- 04 “Goodwill”
•

 Simplifies the test for goodwill impairment by eliminating the existing requirement to measure an impairment loss by comparing the implied fair value of goodwill in a reporting unit to the actual carrying value of goodwill.

•

An impairment loss will be recognized if the carrying value of the reporting unit exceeds the estimated fair value of the reporting unit.

•

 Requires to consider income tax effects from any tax deductible goodwill on the carrying value of the reporting unit when measuring an impairment loss.

•

Does not impact when goodwill is tested for impairment or level at which goodwill is tested.
	Prospective adoption to goodwill tests performed from April 1, 2020.	No material impact expected on future goodwill impairment tests.

ASU 2020-04 “ Reference rate reform ”
•

Provides temporary optional expedients and exceptions to the application of generally accepted accounting principles to certain contract and hedge relationships affected by reference rate reform.

•

Contract modifications solely related to the replacement of reference rate are eligible for relief from modification accounting requirements and accounted for as a continuation of the existing contract.

•

Allows various optional expedients and elections to allow hedging relationships affected by reference rate reform would continue uninterrupted during the reference rate transition if certain criteria are met.
The expedients and exceptions provided by the ASU are permitted to be adopted any time until December 31, 2022.
No material expedients have been applied during the six months ended September 30, 2020.

Nomura plans to apply certain of the optional expedients to relevant contract modification and hedge accounting relationship during the reference rate transition period and does not expect a material impact in future reporting periods.

(1)
As subsequently amended by ASU
2018-19
“
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
”, ASU
2019-04
“
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
”, ASU
2019-05
“
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief.
” and ASU
2019-09
”Codification Improvements to Topic326, Financial Instruments—Credit Losses”
and ASU
2019-10
“Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates”

Future accounting developments—
There are no new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after April 1, 2021 which may have a material impact on these consolidated financial statements.